SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended
	Feb. 26, 2015	Oct. 20, 2014	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013	Feb. 28, 2015	Dec. 23, 2014
Subsequent Event [Line Items]
Proceeds from Convertible Debt		$ 95,000	$ 935,000	$ 0	$ 95,000	$ 0
Stock Issued During Period, Value, New Issues					842,668	3,826,000
Preferred Stock Dividend Accrual			915,447		915,447	523,895
Debt Conversion, Original Debt, Amount	441,403
Debt Conversion, Converted Instrument, Shares Issued	5,514,030
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues					4,164	7,646
Stock Issued During Period, Shares, New Issues					4,163,712	7,646,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt			195,000		460,000
Debt Instrument, Interest Rate, Effective Percentage			12.00%		12.00%
Stock Issued During Period, Value, New Issues			15,000				75,000
Stock Issued During Period, Shares, New Issues			150,000				750,000
Warrants Issued							750,000
Warrants Issued Exercise Price							$ 0.18
Preferred Stock Dividend Accrual								915,447
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock Dividend Accrual			5,540
Next 1 Interactive Inc [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues					$ 5,196,720
Stock Issued During Period, Shares, New Issues					25,983,600
Next 1 Interactive Inc [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			26,000